Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Globant SA(a)	692	$130,567
Telecom Argentina SA, ADR	1,964	16,556
YPF SA, ADR(a)	3,222	16,207

		163,330

Brazil — 6.0%
Ambev SA	104,400	270,975
Atacadao SA	9,000	33,603
B2W Cia. Digital(a)	5,468	71,470
B3 SA - Brasil, Bolsa, Balcao	43,200	450,195
Banco Bradesco SA	25,428	102,210
Banco BTG Pactual SA	5,400	79,424
Banco do Brasil SA	16,200	101,841
Banco Santander Brasil SA	9,000	65,418
BB Seguridade Participacoes SA	13,500	71,584
BRF SA(a)	9,321	38,124
CCR SA	27,000	65,368
Centrais Eletricas Brasileiras SA	7,291	42,045
Cia Brasileira de Distribuicao	3,600	46,285
Cia. de Saneamento Basico do Estado de Sao Paulo	7,200	59,539
Cia. Siderurgica Nacional SA	16,200	70,711
Cosan SA	3,600	51,826
CPFL Energia SA	7,200	41,907
Energisa SA	3,600	31,106
Engie Brasil Energia SA	5,400	42,449
Equatorial Energia SA	21,600	87,384
Hapvida Participacoes e Investimentos SA(b)	27,000	72,285
Hypera SA	10,800	64,385
JBS SA	27,000	116,048
Klabin SA	14,400	67,052
Localiza Rent a Car SA	12,640	157,749
Lojas Renner SA	18,030	149,565
Magazine Luiza SA	64,800	281,281
Multiplan Empreendimentos Imobiliarios SA	10,800	45,457
Natura & Co. Holding SA(a)	19,894	186,192
Notre Dame Intermedica Participacoes SA	10,800	137,352
Petrobras Distribuidora SA	14,400	54,887
Petroleo Brasileiro SA	79,200	375,697
Raia Drogasil SA	24,000	115,184
Rumo SA(a)	27,000	95,044
Sul America SA	5,501	43,733
Suzano SA(a)	16,200	169,936
Telefonica Brasil SA	9,000	74,775
TIM SA	10,828	27,120
Ultrapar Participacoes SA	16,200	61,147
Vale SA	77,471	1,121,903
Via Varejo SA(a)	30,600	100,842
WEG SA	18,040	246,410

		5,587,508

British Virgin Islands — 0.1%
Mail.Ru Group Ltd., GDR(a)(c)	2,304	66,781

Chile — 0.7%
Banco de Chile	767,296	67,173
Banco de Credito e Inversiones SA	1,188	41,199
Banco Santander Chile	1,472,004	63,522
Cencosud SA	34,110	58,554
Cencosud Shopping SA	10,656	17,614
Cia. Cervecerias Unidas SA	4,410	30,990

Security	Shares	Value

Chile (continued)
Empresas CMPC SA	22,860	$49,178
Empresas COPEC SA	6,683	52,713
Enel Americas SA	873,324	125,927
Enel Chile SA	644,166	44,569
Falabella SA	19,188	65,317

		616,756

China — 0.1%
Silergy Corp.	1,000	77,888

Colombia — 0.2%
Bancolombia SA	7,110	54,877
Ecopetrol SA	106,056	61,541
Interconexion Electrica SA ESP	12,384	78,387

		194,805

Czech Republic — 0.2%
CEZ AS(d)	3,276	69,497
Komercni Banka AS(a)	1,836	49,177
Moneta Money Bank AS(a)(b)	16,236	48,509

		167,183

Egypt — 0.1%
Commercial International Bank Egypt SAE	20,970	83,158
Eastern Co. SAE	32,562	22,372

		105,530

Greece — 0.2%
Hellenic Telecommunications Organization SA	6,300	105,279
JUMBO SA	1,893	33,943
OPAP SA	3,493	39,485

		178,707

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC(a)	8,568	57,484
OTP Bank Nyrt(a)	5,310	211,029
Richter Gedeon Nyrt	3,906	92,709

		361,222

Indonesia — 2.3%
Adaro Energy Tbk PT	270,000	26,579
Astra International Tbk PT	448,200	168,234
Bank Central Asia Tbk PT	217,800	478,558
Bank Mandiri Persero Tbk PT	406,800	182,224
Bank Negara Indonesia Persero Tbk PT	174,600	74,193
Bank Rakyat Indonesia Persero Tbk PT	1,224,000	354,544
Barito Pacific Tbk PT(a)	637,200	47,384
Charoen Pokphand Indonesia Tbk PT	171,000	73,571
Gudang Garam Tbk PT(a)	9,000	26,930
Indah Kiat Pulp & Paper Corp. Tbk PT	54,000	33,176
Indocement Tunggal Prakarsa Tbk PT	34,200	34,636
Indofood CBP Sukses Makmur Tbk PT	51,300	35,968
Indofood Sukses Makmur Tbk PT	86,400	43,445
Kalbe Farma Tbk PT	466,200	49,691
Merdeka Copper Gold Tbk PT(a)	289,800	39,817
Perusahaan Gas Negara Tbk PT	279,000	27,465
Semen Indonesia Persero Tbk PT	66,600	55,186
Telekomunikasi Indonesia Persero Tbk PT	992,200	226,969
Unilever Indonesia Tbk PT	169,800	92,897
United Tractors Tbk PT	34,200	55,708

		2,127,175

Kuwait — 0.8%
Agility Public Warehousing Co. KSC	26,262	55,211
Boubyan Bank KSCP	30,402	58,448

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
Gulf Bank KSCP	16,164	$11,098
Kuwait Finance House KSCP	88,668	197,137
Mabanee Co. KPSC	12,150	24,789
Mobile Telecommunications Co. KSC	56,448	107,230
National Bank of Kuwait SAKP	125,424	344,470

		798,383

Luxembourg — 0.1%
Allegro.eu SA(a)(b)	4,608	94,754

Malaysia — 2.6%
Axiata Group Bhd	70,200	61,171
CIMB Group Holdings Bhd	124,200	110,664
Dialog Group Bhd	79,200	69,985
DiGi.Com Bhd	66,600	65,390
Gamuda Bhd	57,600	50,474
Genting Bhd	61,200	60,990
Genting Malaysia Bhd	72,000	43,299
Hartalega Holdings Bhd	37,800	133,608
Hong Leong Bank Bhd	14,900	62,833
IHH Healthcare Bhd	54,000	74,492
IOI Corp. Bhd	37,800	40,546
Kossan Rubber Industries	28,800	44,041
Kuala Lumpur Kepong Bhd	12,600	72,681
Malayan Banking Bhd	90,500	175,491
Malaysia Airports Holdings Bhd	25,344	32,411
Maxis Bhd	61,200	73,608
MISC Bhd	32,400	54,000
Nestle Malaysia Bhd	1,800	59,205
Petronas Chemicals Group Bhd	50,400	79,423
Petronas Dagangan Bhd	3,600	18,345
Petronas Gas Bhd	18,000	80,236
PPB Group Bhd	16,240	74,144
Press Metal Aluminium Holdings Bhd	39,600	68,041
Public Bank Bhd	64,800	276,760
RHB Bank Bhd	36,000	45,508
Sime Darby Bhd	58,200	33,000
Sime Darby Plantation Bhd	55,800	67,113
Supermax Corp. Bhd(a)	34,200	76,392
Telekom Malaysia Bhd	30,600	37,856
Tenaga Nasional Bhd	56,600	140,041
Top Glove Corp. Bhd	108,000	188,748
YTL Corp. Bhd(a)	5,000	792

		2,471,288

Mexico — 3.0%
Alfa SAB de CV, Class A	36,400	28,731
America Movil SAB de CV, Series L, NVS	725,800	544,445
Arca Continental SAB de CV	10,800	52,841
Cemex SAB de CV, CPO, NVS	331,200	151,169
Coca-Cola Femsa SAB de CV	12,600	56,922
Fibra Uno Administracion SA de CV	77,400	77,183
Fomento Economico Mexicano SAB de CV	43,200	312,804
Gruma SAB de CV, Class B	4,680	51,631
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	9,000	92,391
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	4,625	68,999
Grupo Bimbo SAB de CV, Series A	37,802	80,193
Grupo Financiero Banorte SAB de CV, Class O(a)	56,000	281,132
Grupo Financiero Inbursa SAB de CV, Class O(a)	63,000	61,667
Grupo Mexico SAB de CV, Series B	70,200	255,425
Grupo Televisa SAB, CPO(a)	60,300	96,987
Industrias Penoles SAB de CV	3,247	47,778

Security	Shares	Value

Mexico (continued)
Infraestructura Energetica Nova SAB de CV(a)	7,200	$25,630
Kimberly-Clark de Mexico SAB de CV, Class A	34,200	54,397
Megacable Holdings SAB de CV, CPO	9,000	32,845
Orbia Advance Corp. SAB de CV	23,400	48,027
Promotora y Operadora de Infraestructura SAB de CV	4,885	39,104
Telesites SAB de CV(a)	30,600	31,957
Wal-Mart de Mexico SAB de CV	118,800	313,849

		2,806,107

Pakistan — 0.0%
MCB Bank Ltd.	33,966	37,727

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	4,680	51,948
Credicorp Ltd.	1,458	224,401
Southern Copper Corp.	1,998	118,621

		394,970

Philippines — 1.3%
Aboitiz Equity Ventures Inc.	50,650	44,456
Ayala Corp.	6,660	114,070
Ayala Land Inc.	180,200	142,421
Bank of the Philippine Islands	37,800	65,254
BDO Unibank Inc.	40,860	87,788
Globe Telecom Inc.	810	32,818
GT Capital Holdings Inc.	2,524	30,448
International Container Terminal Services Inc.	23,040	55,971
JG Summit Holdings Inc.	76,020	103,800
Jollibee Foods Corp.	11,160	43,869
Metro Pacific Investments Corp.	468,600	39,960
Metropolitan Bank & Trust Co.	28,847	28,769
PLDT Inc.	1,800	49,193
SM Investments Corp.	6,120	123,469
SM Prime Holdings Inc.	241,200	180,599
Universal Robina Corp.	23,220	68,578

		1,211,463

Poland — 1.0%
Bank Polska Kasa Opieki SA(a)	3,978	60,222
CD Projekt SA(a)(d)	1,350	140,295
Dino Polska SA(a)(b)	882	59,349
Grupa Lotos SA	570	5,273
KGHM Polska Miedz SA(a)	3,042	120,933
LPP SA(a)	36	65,987
Orange Polska SA(a)	15,660	26,448
PGE Polska Grupa Energetyczna SA(a)	20,880	32,111
Polski Koncern Naftowy ORLEN SA	7,164	105,778
Polskie Gornictwo Naftowe i Gazownictwo SA	44,532	56,829
Powszechna Kasa Oszczednosci Bank Polski SA(a)	20,340	143,270
Powszechny Zaklad Ubezpieczen SA(a)(d)	13,518	90,601
Santander Bank Polska SA(a)	882	40,947

		948,043

Qatar — 1.2%
Commercial Bank PSQC (The)	42,300	49,597
Industries Qatar QSC	38,448	113,997
Masraf Al Rayan QSC	100,440	115,601
Mesaieed Petrochemical Holding Co.	98,640	55,595
Ooredoo QPSC	28,350	51,657
Qatar Electricity & Water Co. QSC	15,840	76,809
Qatar Fuel QSC	5,925	29,545
Qatar Gas Transport Co. Ltd.	40,838	35,653
Qatar International Islamic Bank QSC	12,906	30,870

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar Islamic Bank SAQ	26,640	$119,629
Qatar National Bank QPSC	97,776	467,005

		1,145,958

Russia — 4.7%
Alrosa PJSC	56,163	64,573
Gazprom PJSC	248,220	591,970
Inter RAO UES PJSC	1,062,000	71,305
LUKOIL PJSC	8,766	576,531
Magnit PJSC, GDR(c)	5,630	84,957
MMC Norilsk Nickel PJSC	1,386	388,758
Mobile TeleSystems PJSC, ADR	14,094	121,631
Moscow Exchange MICEX-RTS PJSC	26,100	52,176
Novatek PJSC, GDR(c)	2,016	313,286
Novolipetskiy Metallurgicheskiy Kombinat PAO	24,840	62,471
PhosAgro PJSC, GDR(c)	3,096	39,567
Polymetal International PLC	4,565	95,209
Polyus PJSC	621	117,896
Rosneft Oil Co. PJSC, GDR(c)	26,593	154,452
Sberbank of Russia PJSC	224,820	733,725
Severstal PAO	4,633	67,810
Surgutneftegas PJSC	157,500	72,620
Tatneft PJSC	30,132	193,015
VTB Bank PJSC, GDR(c)	37,512	34,924
X5 Retail Group NV, GDR(c)	3,204	113,948
Yandex NV, Class A(a)	5,976	419,519

		4,370,343

Saudi Arabia — 4.5%
Abdullah Al Othaim Markets Co.	1,368	46,395
Advanced Petrochemical Co.	4,248	69,656
Al Rajhi Bank	23,868	476,011
Alinma Bank(a)	17,787	76,543
Almarai Co. JSC	5,778	86,117
Arab National Bank	10,638	57,861
Bank AlBilad	10,566	74,373
Bank Al-Jazira	15,084	55,179
Banque Saudi Fransi	12,528	110,730
Bupa Arabia for Cooperative Insurance Co.(a)	1,548	51,839
Co for Cooperative Insurance (The)(a)	2,448	54,892
Dar Al Arkan Real Estate Development Co.(a)	9,180	21,514
Dr Sulaiman Al Habib Medical Services Group Co.	1,476	45,650
Emaar Economic City(a)	8,606	22,579
Etihad Etisalat Co.(a)	7,830	62,004
Jarir Marketing Co.	1,584	74,331
National Commercial Bank	29,646	333,958
National Industrialization Co.(a)	7,370	25,663
Riyad Bank	28,386	157,574
Sahara International Petrochemical Co.	11,682	52,452
Samba Financial Group	22,626	186,408
Saudi Airlines Catering Co.	1,512	31,928
Saudi Arabian Fertilizer Co.	3,996	87,365
Saudi Arabian Mining Co.(a)	7,722	86,781
Saudi Arabian Oil Co.(b)	44,046	422,774
Saudi Basic Industries Corp.	18,954	489,693
Saudi British Bank (The)	14,544	105,282
Saudi Cement Co.	2,412	37,364
Saudi Electricity Co.	19,584	112,577
Saudi Industrial Investment Group	8,532	59,714
Saudi Kayan Petrochemical Co.(a)	22,032	70,374
Saudi Telecom Co.	13,050	375,084

Security	Shares	Value

Saudi Arabia (continued)
Savola Group (The)	5,598	$68,732
Yanbu National Petrochemical Co.	5,148	84,414

		4,173,811

South Africa — 5.7%
Absa Group Ltd.	15,282	108,817
Anglo American Platinum Ltd.	954	69,422
AngloGold Ashanti Ltd.	8,856	186,754
Aspen Pharmacare Holdings Ltd.(a)	8,820	70,372
Bid Corp. Ltd.	7,668	138,414
Bidvest Group Ltd. (The)	7,344	77,420
Capitec Bank Holdings Ltd.(a)	1,635	136,866
Clicks Group Ltd.	5,850	88,747
Discovery Ltd.	8,388	66,773
Exxaro Resources Ltd.	4,788	36,906
FirstRand Ltd.	102,780	301,973
Gold Fields Ltd.	19,188	163,088
Growthpoint Properties Ltd.	68,634	52,641
Harmony Gold Mining Co. Ltd.(a)	11,592	47,390
Impala Platinum Holdings Ltd.	17,928	188,498
Kumba Iron Ore Ltd.	918	31,260
Mr. Price Group Ltd.	5,747	60,429
MTN Group Ltd.	37,854	162,019
MultiChoice Group	9,900	83,224
Naspers Ltd., Class N	9,360	1,892,382
Nedbank Group Ltd.	8,479	67,114
NEPI Rockcastle PLC	10,361	52,741
Northam Platinum Ltd.(a)	7,236	82,402
Old Mutual Ltd.	102,582	77,485
Rand Merchant Investment Holdings Ltd.	16,956	33,416
Reinet Investments SCA	3,672	65,445
Remgro Ltd.	10,296	61,325
Sanlam Ltd.	35,496	127,179
Sasol Ltd.(a)	12,438	97,077
Shoprite Holdings Ltd.	10,332	85,300
Sibanye Stillwater Ltd.	50,351	167,552
SPAR Group Ltd. (The)	4,230	52,185
Standard Bank Group Ltd.	27,558	215,710
Tiger Brands Ltd.	3,474	44,221
Vodacom Group Ltd.	13,878	110,504
Woolworths Holdings Ltd.	22,392	50,626

		5,353,677

South Korea — 20.0%
Alteogen Inc.(a)	432	62,738
Amorepacific Corp.	720	116,470
AMOREPACIFIC Group	648	30,803
BGF retail Co. Ltd.	253	28,694
Celltrion Healthcare Co. Ltd.(a)	1,317	145,322
Celltrion Inc.(a)	2,052	630,500
Celltrion Pharm Inc.(a)	342	58,507
CJ CheilJedang Corp.	234	76,446
Coway Co. Ltd.(a)	1,260	79,024
Daelim Industrial Co. Ltd.	810	58,560
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	900	22,001
DB Insurance Co. Ltd.	1,152	45,807
Doosan Heavy Industries & Construction Co. Ltd.(a)	4,356	65,937
Douzone Bizon Co. Ltd.	432	41,187
E-MART Inc.	522	72,647
Fila Holdings Corp.	1,098	40,981
GS Engineering & Construction Corp.	1,836	52,597

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
GS Holdings Corp.	1,386	$43,902
Hana Financial Group Inc.	6,156	188,316
Hankook Tire & Technology Co. Ltd.	1,661	49,085
Hanmi Pharm Co. Ltd.	181	58,640
Hanon Systems	5,508	74,913
Hanwha Corp.	1,404	32,735
Hanwha Solutions Corp.	2,628	113,404
HLB Inc.(a)	1,008	82,987
Hotel Shilla Co. Ltd.	828	59,862
Hyundai Engineering & Construction Co. Ltd.	1,872	56,843
Hyundai Glovis Co. Ltd.	486	78,178
Hyundai Heavy Industries Holdings Co. Ltd.	216	54,559
Hyundai Marine & Fire Insurance Co. Ltd.	1,476	29,745
Hyundai Mobis Co. Ltd.	1,512	333,404
Hyundai Motor Co.	3,438	563,912
Hyundai Steel Co.	1,728	49,659
Industrial Bank of Korea	1,872	15,733
Kakao Corp.	1,260	419,032
Kangwon Land Inc.	2,178	44,188
KB Financial Group Inc.	8,640	354,095
Kia Motors Corp.	5,742	299,930
KMW Co. Ltd.(a)	414	27,499
Korea Aerospace Industries Ltd.	2,088	43,871
Korea Electric Power Corp.(a)	5,706	110,608
Korea Investment Holdings Co. Ltd.	1,026	68,706
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	864	80,423
Korea Zinc Co. Ltd.	180	61,651
KT&G Corp.	2,628	195,933
Kumho Petrochemical Co. Ltd.	144	18,089
LG Chem Ltd.	1,008	728,752
LG Corp.	2,106	134,367
LG Display Co. Ltd.(a)	5,040	69,459
LG Electronics Inc.	2,592	200,277
LG Household & Health Care Ltd.	216	295,535
LG Innotek Co. Ltd.	306	42,863
LG Uplus Corp.	3,096	33,435
Lotte Chemical Corp.	396	100,919
Lotte Corp.	702	22,458
Lotte Shopping Co. Ltd.	307	28,160
Mirae Asset Daewoo Co. Ltd.	8,280	70,936
NAVER Corp.	2,592	650,020
NCSoft Corp.	342	250,346
Netmarble Corp.(a)(b)	414	46,767
NH Investment & Securities Co. Ltd.	3,546	34,449
Orion Corp./Republic of Korea	612	65,539
POSCO	1,656	350,191
POSCO Chemical Co. Ltd.	612	50,606
S-1 Corp.	270	19,227
Samsung Biologics Co. Ltd.(a)(b)	378	268,499
Samsung C&T Corp.	1,782	194,055
Samsung Card Co. Ltd.	1,710	51,151
Samsung Electro-Mechanics Co. Ltd.	1,368	192,859
Samsung Electronics Co. Ltd.	101,934	6,144,320
Samsung Engineering Co. Ltd.(a)	3,510	43,298
Samsung Fire & Marine Insurance Co. Ltd.	648	110,094
Samsung Heavy Industries Co. Ltd.(a)	10,710	66,106
Samsung Life Insurance Co. Ltd.	1,584	102,064
Samsung SDI Co. Ltd.	1,224	589,573
Samsung SDS Co. Ltd.	540	84,425
Samsung Securities Co. Ltd.	1,062	37,862

Security	Shares	Value

South Korea (continued)
Seegene Inc.	396	$67,244
Shin Poong Pharmaceutical Co. Ltd.(a)	648	77,300
Shinhan Financial Group Co. Ltd.	9,666	281,275
Shinsegae Inc.	180	37,495
SK Biopharmaceuticals Co. Ltd.(a)	324	54,900
SK Chemicals Co. Ltd.	180	69,296
SK Holdings Co. Ltd.	810	154,819
SK Hynix Inc.	11,700	1,030,907
SK Innovation Co. Ltd.	1,224	191,362
SK Telecom Co. Ltd.	792	169,988
S-Oil Corp.	648	40,758
Woori Financial Group Inc.	8,056	71,565
Yuhan Corp.	1,494	86,949

		18,650,593

Taiwan — 20.9%
Accton Technology Corp.	10,000	83,852
Acer Inc.	72,000	58,479
Advantech Co. Ltd.	4,299	46,304
Airtac International Group	3,000	87,361
ASE Technology Holding Co. Ltd.	72,000	193,499
Asia Cement Corp.	54,000	82,035
Asustek Computer Inc.	18,000	157,249
AU Optronics Corp.(a)	198,000	84,750
Catcher Technology Co. Ltd.	18,000	118,726
Cathay Financial Holding Co. Ltd.	166,063	235,381
Chailease Holding Co. Ltd.	19,419	106,284
Chang Hwa Commercial Bank Ltd.	149,599	93,426
Cheng Shin Rubber Industry Co. Ltd.	36,000	53,680
China Development Financial Holding Corp.	270,000	84,498
China Life Insurance Co. Ltd.	76,857	61,076
China Steel Corp.	252,000	201,582
Chunghwa Telecom Co. Ltd.	76,000	289,308
Compal Electronics Inc.	90,000	60,942
CTBC Financial Holding Co. Ltd.	396,000	266,061
Delta Electronics Inc.	43,000	338,690
E.Sun Financial Holding Co. Ltd.	256,286	226,141
Eclat Textile Co. Ltd.	4,000	56,135
Eva Airways Corp.	1,000	444
Evergreen Marine Corp. Taiwan Ltd.(a)	54,000	46,796
Far Eastern New Century Corp.	72,000	69,215
Far EasTone Telecommunications Co. Ltd.	38,000	82,659
Feng TAY Enterprise Co. Ltd.	8,000	51,504
First Financial Holding Co. Ltd.	241,859	180,742
Formosa Chemicals & Fibre Corp.	74,000	199,912
Formosa Petrochemical Corp.	18,000	57,153
Formosa Plastics Corp.	90,000	269,029
Foxconn Technology Co. Ltd.	18,000	33,218
Fubon Financial Holding Co. Ltd.	144,000	223,812
Giant Manufacturing Co. Ltd.	7,000	69,380
Globalwafers Co. Ltd.	2,000	39,154
Highwealth Construction Corp.	18,600	29,040
Hiwin Technologies Corp.	5,000	53,592
Hon Hai Precision Industry Co. Ltd.	252,200	728,219
Hotai Motor Co. Ltd.	5,600	125,940
Hua Nan Financial Holdings Co. Ltd.	226,831	144,443
Innolux Corp.	162,000	57,121
Inventec Corp.	72,000	58,858
Largan Precision Co. Ltd.	2,000	226,296
Lite-On Technology Corp.	54,000	91,034
MediaTek Inc.	32,000	790,387

4

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Mega Financial Holding Co. Ltd.	234,000	$233,569
Micro-Star International Co. Ltd.	18,000	78,940
Nan Ya Plastics Corp.	108,000	243,263
Nanya Technology Corp.	36,000	91,445
Novatek Microelectronics Corp.	15,000	157,355
Pegatron Corp.	54,000	123,715
Pou Chen Corp.	54,000	59,205
Powertech Technology Inc.	18,000	58,100
President Chain Store Corp.	14,000	127,217
Quanta Computer Inc.	72,000	194,509
Realtek Semiconductor Corp.	10,000	130,164
Shanghai Commercial & Savings Bank Ltd. (The)	90,437	123,745
Shin Kong Financial Holding Co. Ltd.	238,930	72,008
SinoPac Financial Holdings Co. Ltd.	252,259	98,240
Synnex Technology International Corp.	36,000	56,206
Taishin Financial Holding Co. Ltd.	259,130	121,371
Taiwan Business Bank	132,755	46,344
Taiwan Cement Corp.	112,983	170,054
Taiwan Cooperative Financial Holding Co. Ltd.	222,443	158,428
Taiwan High Speed Rail Corp.	54,000	59,584
Taiwan Mobile Co. Ltd.	37,000	126,049
Taiwan Semiconductor Manufacturing Co. Ltd.	531,000	8,951,688
Unimicron Technology Corp.	36,000	113,548
Uni-President Enterprises Corp.	108,000	246,294
United Microelectronics Corp.	252,000	358,074
Vanguard International Semiconductor Corp.	21,000	77,362
Walsin Technology Corp.	7,000	47,768
Win Semiconductors Corp.	5,000	58,767
Winbond Electronics Corp.	72,000	46,228
Wistron Corp.	72,598	76,030
WPG Holdings Ltd.	37,520	56,143
Yageo Corp.	7,000	108,552
Yuanta Financial Holding Co. Ltd.	242,320	162,383
Zhen Ding Technology Holding Ltd.	8,000	34,664

		19,480,419

Thailand — 3.1%
Advanced Info Service PCL, NVDR	23,400	135,759
Airports of Thailand PCL, NVDR(d)	102,600	217,071
Asset World Corp. PCL, NVDR(d)	59,400	9,386
B Grimm Power PCL, NVDR(d)	21,600	34,988
Bangkok Bank PCL, Foreign(d)	12,600	51,858
Bangkok Commercial Asset Management PCL, NVDR	16,200	11,246
Bangkok Dusit Medical Services PCL, NVDR(d)	219,600	156,079
Bangkok Expressway & Metro PCL, NVDR	169,200	51,179
Berli Jucker PCL, NVDR(d)	34,200	42,397
BTS Group Holdings PCL, NVDR(d)	153,000	51,590
Bumrungrad Hospital PCL, NVDR	10,800	44,450
Central Pattana PCL, NVDR(d)	54,000	90,595
Central Retail Corp. PCL, NVDR(a)	43,200	46,413
Charoen Pokphand Foods PCL, NVDR(d)	52,200	49,612
CP ALL PCL, NVDR(a)(d)	122,400	244,800
Delta Electronics Thailand PCL, NVDR	7,200	54,982
Electricity Generating PCL, NVDR(d)	7,200	51,412
Energy Absolute PCL, NVDR(d)	37,800	55,919
Global Power Synergy PCL, NVDR	18,000	41,802
Gulf Energy Development PCL, NVDR(d)	48,600	56,231
Home Product Center PCL, NVDR(d)	115,200	55,981
Intouch Holdings PCL, NVDR(d)	41,400	75,957
Kasikornbank PCL, Foreign	32,400	117,818
Krungthai Card PCL, NVDR	30,600	51,590

Security	Shares	Value

Thailand (continued)
Land & Houses PCL, NVDR	205,200	$53,250
Minor International PCL, NVDR(a)(d)	73,800	60,504
Muangthai Capital PCL, NVDR(a)(d)	18,000	32,132
Osotspa PCL, NVDR(d)	21,600	26,063
PTT Exploration & Production PCL, NVDR(d)	34,200	109,383
PTT Global Chemical PCL, NVDR(d)	55,800	105,605
PTT PCL, NVDR(d)	232,200	307,041
Ratch Group PCL, NVDR(d)	25,200	47,276
Siam Cement PCL (The), NVDR	16,200	200,291
Siam Commercial Bank PCL (The), NVDR(d)	21,600	61,051
Sri Trang Gloves Thaila, NVDR	7,200	17,911
Srisawad Corp PCL, NVDR(d)	25,200	48,526
Thai Oil PCL, NVDR(d)	27,000	42,397
Thai Union Group PCL, NVDR	72,000	35,941

		2,946,486

Turkey — 0.5%
Akbank T.A.S.(a)	67,158	51,685
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,633	4,372
Aselsan Elektronik Sanayi Ve Ticaret AS(d)	17,496	38,672
BIM Birlesik Magazalar AS	11,016	98,580
Eregli Demir ve Celik Fabrikalari TAS	34,686	48,777
Haci Omer Sabanci Holding AS	20,525	25,295
KOC Holding AS	21,870	49,319
Turk Hava Yollari AO(a)	16,686	24,318
Turkcell Iletisim Hizmetleri AS	24,264	45,908
Turkiye Garanti Bankasi AS(a)	58,554	65,499
Turkiye Is Bankasi AS, Class C(a)	42,102	35,039
Yapi ve Kredi Bankasi AS(a)	88,416	32,327

		519,791

United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	56,700	93,853
Aldar Properties PJSC	119,898	99,231
Dubai Islamic Bank PJSC	38,394	46,828
Emaar Malls PJSC(a)	54,954	27,379
Emaar Properties PJSC(a)	87,192	75,486
Emirates NBD Bank PJSC	55,836	166,452
Emirates Telecommunications Group Co. PJSC	38,232	180,275
First Abu Dhabi Bank PJSC	61,416	211,009

		900,513

Total Common Stocks — 81.3% (Cost: $63,728,635)		75,951,211

Investment Companies

Exchange-Traded Funds — 14.9%
iShares MSCI India ETF(d)(e)	382,818	13,965,200

Total Investment Companies — 14.9% (Cost: $12,160,199)		13,965,200

Preferred Stocks

Brazil — 2.1%
Banco Bradesco SA, Preference Shares, NVS	99,003	446,659
Bradespar SA, Preference Shares, NVS	5,400	58,249
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	3,600	21,388
Cia. Energetica de Minas Gerais, Preference Shares, NVS	14,869	34,866
Cia. Paranaense de Energia, Preference Shares, NVS	3,600	45,630
Gerdau SA, Preference Shares, NVS	21,600	90,633

5

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, NVS	102,600	$544,035
Itausa SA, Preference Shares, NVS	102,634	201,604
Lojas Americanas SA, Preference Shares, NVS	19,857	84,536
Petroleo Brasileiro SA, Preference Shares, NVS	97,200	449,353

		1,976,953

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	2,772	129,744

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	8,298	64,532

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	169,200	87,780

South Korea — 1.2%
Hyundai Motor Co., Series 2, Preference Shares, NVS	813	63,627
Samsung Electronics Co. Ltd., Preference Shares, NVS	18,288	1,009,802

		1,073,429

Total Preferred Stocks — 3.6% (Cost: $2,992,640)		3,332,438

Short-Term Investments

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(e)(f)(g)	8,885,781	8,891,113

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	80,000	$80,000

		8,971,113

Total Short-Term Investments — 9.6% (Cost: $8,972,001)		8,971,113

Total Investments in Securities — 109.4% (Cost: $87,853,475)		102,219,962

Other Assets, Less Liabilities — (9.4)%		(8,825,049)

Net Assets — 100.0%		$93,394,913

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$8,892,627	(a)	$—		$(626)	$(888)	$8,891,113	8,885,781	$6,999	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	—		(30,000	)(a)	—	—	80,000	80,000	11		—
iShares MSCI India ETF	10,289,973	2,618,295		—		—	1,056,932	13,965,200	382,818	—		—

						$(626)	$1,056,044	$22,936,313		$7,010		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

6

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets ex China ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$75,951,211	$—	$—	$75,951,211
Investment Companies	13,965,200	—	—	13,965,200
Preferred Stocks	3,332,438	—	—	3,332,438
Money Market Funds	8,971,113	—	—	8,971,113

	$102,219,962	$—	$—	$102,219,962

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

7